Income Taxes (Details) $ in Millions			6 Months Ended	12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 16, 2007	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Profits tax rate (in Dollars) | $	$ 2
Tax rate	8.25%
Income tax rate				0.00%	0.00%	(3.00%)
Reduction percentage				25.00%
Paid tax rate percentage				20.00%
Withholding income tax rate				10.00%
Operating loss carryforwards (in Yuan Renminbi)				¥ 80,529,758	¥ 47,426,238
Deferred tax assets from the net operating loss carryforwards (in Yuan Renminbi)				22,929,648	14,071,879
Valuation allowance (in Yuan Renminbi)			¥ 24,156,986	¥ 38,830,174	29,962,716	¥ 24,156,986
Lishui International School [Member]
Income Taxes [Line Items]
EIT uniform rate			25.00%
PRC Income Tax [Member]
Income Taxes [Line Items]
EIT uniform rate				25.00%
Lishui Mengxiang [Member]
Income Taxes [Line Items]
Valuation allowance (in Yuan Renminbi)				¥ 38,830,174	¥ 29,962,716
Hong Kong [Member]
Income Taxes [Line Items]
Withholding income tax rate				5.00%
Owned percentage				25.00%
Minimum [Member] | According To Taxation Two Thousand Twenty Three [Member]
Income Taxes [Line Items]
Taxable income (in Yuan Renminbi)				¥ 1,000,000
Maximum [Member] | According To Taxation Two Thousand Twenty Three [Member]
Income Taxes [Line Items]
Taxable income (in Yuan Renminbi)				¥ 3,000,000
Enterprise Income Tax Law [Member]
Income Taxes [Line Items]
EIT uniform rate		25.00%
PRC Income Tax [Member]
Income Taxes [Line Items]
Income tax reduction percentage				40.00%
Income tax rate				15.00%